Income tax - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
French statutory rate	28.00%	28.00%	34.43%	34.43%
Accumulated tax losses available for offset against future taxable profits	$ 294,017
Deferred tax liability	$ 429	$ 691	$ 52	$ 22